Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,070,000.00
Previously Paid Amount	0.00
Total Fee Amount	623.12
Total Offset Amount	0.00
Net Fee	623.12
Narrative - Max Aggregate Offering Price	$ 4,070,000.00
Final Prospectus	true